Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) RelatedParty	Dec. 31, 2020 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 4,409,317	$ 3,006,160
Number of Addressees (quantities) | RelatedParty	280	269
Average Amount of Credit Assistance | $	$ 15,748	$ 11,176
Maximum Assistance | $	$ 1,662,740	$ 768,210
Natural Persons [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	221	208
Legal Entities [member]
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	59	61